Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Statement of Cash Flows [Abstract]
Net income/(loss)	¥ (8,091,230)	$ (1,173,116)	¥ (243,819,961)	¥ 33,585,084
Net income/(loss) from discontinued operation			(244,068,780)	29,638,700
Net income/(loss) from continuing operations	(8,091,230)	(1,173,116)	248,819	3,946,384
Depreciation of property and equipment	6,916,022	1,002,729	4,257,506	3,913,937
Amortization of land use rights	946,697	137,258	946,697	946,697
Amortization of intangible assets	35,677	5,173	33,120	5,000
Amortization of right-of-use assets	3,725,199	540,103
Impairment of goodwill	18,842,000	2,731,833
Fair value change of contingent consideration	(22,850,000)	(3,312,939)
Deferred tax (benefits)/expenses	358,745	52,013	(91,092)
Loss on disposal of property and equipment			23,884
Gain on acquisition of Youxi Software			(2,823,630)
Changes in assets and liabilities:
Accounts receivable	913,872	132,499
Inventories	(936,176)	(135,733)	1,349,730	(1,577,330)
Prepayments and other current assets	710,093	102,954	17,618,483	368,933
Amounts due from related parties				977,770
Amounts due from Affected Entity			8,884,600	3,482,533
Accounts payable	(3,233,131)	(468,760)	(1,379,609)	6,163,277
Amounts due to a related party	(182,574)	(26,471)	(396,000)
Amounts due to Affected Entity	54,590,398	7,914,864	54,631,354	28,254,761
Salaries and welfare payable	344,081	49,887	1,792,411	131,339
Taxes payable	(331,781)	(48,104)	417,218	249,897
Income tax payable	57,831	8,385
Deferred revenue, current and non-current	342,919	49,719	(3,975,173)	176,980
Accrued liabilities and other current liabilities	(7,310,496)	(1,059,922)	(18,466,836)	(208,685)
Operating lease liabilities, current and non-current	(3,880,445)	(562,612)
Net cash provided by operating activities from continuing operations	40,967,701	5,939,760	63,071,482	46,831,493
Net cash provided by/(used in) operating activities from discontinued operation			(32,463,882)	2,624,493
Net cash provided by operating activities	40,967,701	5,939,760	30,607,600	49,455,986
Cash flows from investing activities:
Purchase of short-term investments	(9,000,000)	(1,304,877)	(107,500,000)	(55,000,000)
Proceeds from maturity of short-term investments	9,000,000	1,304,877	107,500,000	65,000,000
Purchase of property and equipment	(1,296,464)	(187,970)	(2,249,341)	(3,909,253)
Purchase of Pengxiang, net of cash acquired	840,083	121,801
Loans lent to related parties				(22,161,208)
Repayments of loans by related parties				28,139,563
Advance deposit for intent acquisition			(100,000,000)
Purchase of Youxi Software			(296,789)
Purchase of Qingtian International School			(12,188,781)
Net cash provided by/(used in) investing activities from continuing operations	(456,381)	(66,169)	(114,734,911)	12,069,102
Net cash provided by/(used in) investing activities from discontinued operation			(40,315,605)	7,688,534
Net cash provided by/(used in) investing activities	(456,381)	(66,169)	(155,050,516)	19,757,636
Cash flows from financing activities:
Proceeds from short-term borrowings with banks	107,500,000	15,586,035	97,000,000	43,400,000
Repayments of short-term borrowings with banks	(125,100,000)	(18,137,795)	(44,895,606)	(63,304,394)
Proceeds from long-term borrowings with banks	7,850,000	1,138,143
Repayments of long-term borrowings with banks	(2,318,750)	(336,187)
Contributions from non-controlling interests	850,000	123,238
Proceeds from issuance of ordinary shares upon IPO				208,718,163
Cash paid for initial public offering related costs				(38,023,962)
Net cash provided by/(used in) financing activities from continuing operations	(11,218,750)	(1,626,566)	52,104,394	150,789,807
Net cash (used in)/provided by financing activities from discontinued operation			63,566,667	(24,000,000)
Net cash provided by/(used in) financing activities	(11,218,750)	(1,626,566)	115,671,061	126,789,807
Effect of exchange rate changes on cash	18,057,155	237,969	(4,586,028)	(7,956,640)
Net increase/(decrease) in cash	47,349,725	4,484,994	(13,357,883)	188,046,789
Cash at the beginning of year	199,411,823	31,292,067	212,769,706	24,722,917
Cash at the end of year	246,761,548	35,777,061	199,411,823	212,769,706
Cash paid for interest expenses	2,615,402	379,198		2,148,384
Cash paid for income tax expenses	935,716	135,666	955,081
Supplemental schedule of non-cash investing and financing activities:
Payables for Qingtian International School acquisition			8,000,000
Recognition of right-of-use assets and operating lease liabilities	11,305,735	1,639,177
Payables for property and equipment				1,061,462
Deemed shareholder's contribution	¥ 123,611,904	$ 17,922,041